United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered

Management Investment Companies

811-02993

(Investment Company Act File Number)

Edward Jones Money Market Fund

(Exact Name of Registrant as Specified in Charter)

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, Missouri 63131

(Address of Principal Executive Offices)

(314) 515-5242

(Registrant’s Telephone Number)

Helge K. Lee

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, Missouri 63131

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/17

Date of Reporting Period: 02/28/17

Item 1.	Reports to Stockholders

Money Market Fund

Annual Shareholder Report

February 28, 2017

INVESTMENT SHARES (TICKER JNSXX)

RETIREMENT SHARES (TICKER JRSXX)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured  +  May Lose Value  +  No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At February 28, 2017, the Fund’s portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	44.3%
U.S. Treasury Securities	10.7%
Repurchase Agreements	43.1%
Other Assets and Liabilities—Net[2]	1.9%
TOTAL	100.0%

At February 28, 2017, the Fund’s effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	45.4%
8 to 30 Days	17.1%
31 to 90 Days	21.8%
91 to 180 Days	4.8%
181 Days or more	9.0%
Other Assets and Liabilities—Net[2]	1.9%
TOTAL	100.0%

1	See the Fund’s Prospectus and Statement of Additional Information for descriptions of the principal types of securities in which the Fund invests.

2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Annual Shareholder Report

Portfolio of Investments

February 28, 2017

Principal Amount		Value
	GOVERNMENT AGENCIES—44.3%
$754,500,000	[1] Federal Farm Credit System Discount Notes, 0.500% - 0.930%, 3/6/2017 - 1/10/2018	$752,066,469
1,108,275,000	[2] Federal Farm Credit System Floating Rate Notes, 0.661% - 0.941%, 3/1/2017 - 4/6/2017	1,108,314,708
53,900,000	Federal Farm Credit System Notes, 0.650% - 0.800%, 6/5/2017 - 9/8/2017	53,889,175
1,510,150,000	[1] Federal Home Loan Bank System Discount Notes, 0.529% - 0.850%, 3/13/2017 - 1/25/2018	1,508,711,468
3,448,600,000	[2] Federal Home Loan Bank System Floating Rate Notes, 0.558% - 1.037%, 3/1/2017 - 5/31/2017	3,448,570,074
311,450,000	Federal Home Loan Bank System Notes, 0.570% - 2.250%, 4/21/2017 - 12/29/2017	311,764,634
728,850,000	[1] Federal Home Loan Mortgage Corp. Discount Notes, 0.500% - 0.520%, 4/3/2017 - 5/16/2017	728,432,609
453,000,000	[2] Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.535% - 0.971%, 3/8/2017 - 4/25/2017	453,018,716
311,577,000	Federal Home Loan Mortgage Corp. Notes, 0.750% - 1.250%, 3/9/2017 - 1/12/2018	311,510,977
17,200,000	[1]FederalNational Mortgage Association Discount Notes, 0.598%, 6/1/2017	17,173,716
431,300,000	[2] Federal National Mortgage Association Floating Rate Notes, 0.780% - 0.985%, 3/8/2017 - 4/11/2017	431,321,382
364,815,000	Federal National Mortgage Association Notes, 0.875% - 1.125%, 4/27/2017 - 2/8/2018	364,734,284
6,925,000	Tennessee Valley Authority Notes, 5.500%, 7/18/2017	7,053,980
	TOTAL GOVERNMENT AGENCIES	9,496,562,192
	UNITED STATES TREASURY - 10.7%
150,000,000	[1] United States Treasury Bills, 0.510%, 3/16/2017	149,968,125
315,000,000	[1] United States Treasury Bills, 0.515% - 0.530%, 3/15/2017	314,935,979
200,000,000	[1] United States Treasury Bills, 0.525%, 3/9/2017	199,976,667
20,000,000	[1] United States Treasury Bills, 0.675%, 7/20/2017	19,947,125
164,500,000	United States Treasury Notes, 0.500% - 1.000%, 3/31/2017	164,527,821
185,000,000	United States Treasury Notes, 0.625% - 1.875%, 8/31/2017	185,247,399
140,000,000	United States Treasury Notes, 0.625% - 2.375%, 7/31/2017	140,627,172
40,000,000	United States Treasury Notes, 0.625%, 5/31/2017	40,009,822
241,250,000	United States Treasury Notes, 0.750% - 2.750%, 12/31/2017	241,990,839
331,000,000	United States Treasury Notes, 0.875% - 2.250%, 11/30/2017	333,494,408
30,000,000	United States Treasury Notes, 0.875%, 5/15/2017	30,022,884
82,000,000	United States Treasury Notes, 0.875%, 7/15/2017	82,051,816
112,000,000	United States Treasury Notes, 0.875%, 11/15/2017	112,043,732
73,000,000	United States Treasury Notes, 0.875%, 1/31/2018	73,005,264
46,000,000	United States Treasury Notes, 1.000%, 2/15/2018	46,062,900
50,000,000	United States Treasury Notes, 3.125%, 4/30/2017	50,212,752
96,000,000	United States Treasury Notes, 4.750%, 8/15/2017	97,799,412
	TOTAL UNITED STATES TREASURY	2,281,924,117

Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS—43.1%
$500,000,000	Interest in $900,000,000 joint repurchase agreement 0.53%, dated 2/28/2017 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $900,013,250 on 3/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/25/2047 and the market value of those underlying securities was $923,887,236.	$500,000,000
150,000,000	Interest in $250,000,000 joint repurchase agreement 0.54%, dated 2/28/2017 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,003,750 on 3/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/1/2046 and the market value of those underlying securities was $255,648,085.	150,000,000
300,000,000	Interest in $600,000,000 joint repurchase agreement 0.53%, dated 2/28/2017 under which Bank of Nova Scotia will repurchase securities provided as collateral for $600,008,833 on 3/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 1/1/2047 and the market value of those underlying securities was $612,313,473.	300,000,000
124,000,000	[3] Interest in $500,000,000 joint repurchase agreement 0.60%, dated 1/26/2017 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,741,667 on 4/25/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 1/1/2047 and the market value of those underlying securities was $510,913,949.	124,000,000
250,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.51%, dated 2/23/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,000,198,333 on 3/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $2,040,173,466.	250,000,000
400,000,000	Interest in $800,000,000 joint repurchase agreement 0.53%, dated 2/28/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $800,011,778 on 3/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/1/2051 and the market value of those underlying securities was $818,538,641.	400,000,000
100,000,000	[3] Interest in $440,000,000 joint repurchase agreement 0.61%, dated 1/4/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $440,723,189 on 4/11/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2047 and the market value of those underlying securities was $449,336,622.	100,000,000
99,000,000	[3] Interest in $450,000,000 joint repurchase agreement 0.63%, dated 1/13/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $450,937,125 on 5/12/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/15/2056 and the market value of those underlying securities was $459,799,428.	99,000,000

Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$250,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.53%, dated 2/23/2017 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,103,056 on 3/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/15/2053 and the market value of those underlying securities was $1,023,009,976.	$250,000,000
750,000,000	Repurchase agreement 0.54%, dated 2/28/2017 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $750,011,250 on 3/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/20/2047 and the market value of those underlying securities was $765,011,745.	750,000,000
200,000,000	[3] Interest in $500,000,000 joint repurchase agreement 0.52%, dated 2/23/2017 under which Credit Agricole CIB New York will repurchase a security provided as collateral for $500,050,556 on 3/2/2017. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 5/31/2023 and the market value of those underlying securities was $510,044,225.	200,000,000
234,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.52%, dated 2/28/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,500,021,667 on 3/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $1,530,022,109.	234,000,000
150,000,000	[3] Interest in $750,000,000 joint repurchase agreement 0.53%, dated 2/27/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $750,077,292 on 3/6/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $765,022,609.	150,000,000
1,500,000,000	Repurchase agreement 0.50%, dated 2/28/2017 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $1,500,020,833 on 3/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2042 and the market value of those underlying securities was $1,500,020,929.	1,500,000,000
625,000,000	Repurchase agreement 0.53%, dated 2/28/2017 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $625,009,201 on 3/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2067 and the market value of those underlying securities was $641,673,856.	625,000,000
150,000,000	Interest in $550,000,000 joint repurchase agreement 0.54%, dated 2/28/2017 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,008,250 on 3/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2046 and the market value of those underlying securities was $562,049,335.	150,000,000

Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$500,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.53%, dated 2/28/2017 under which MUFG Securities Americas, Inc., will repurchase securities provided as collateral for $1,000,014,722 on 3/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2066 and the market value of those underlying securities was $1,028,242,165.	$500,000,000
300,000,000	Interest in $850,000,000 joint repurchase agreement 0.52%, dated 2/23/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $850,085,944 on 3/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $867,075,221.	300,000,000
250,000,000	Interest in $2,450,000,000 joint repurchase agreement 0.54%, dated 2/28/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,450,036,750 on 3/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/20/2066 and the market value of those underlying securities was $2,509,503,999.	250,000,000
100,000,000	[3] Interest in $500,000,000 joint repurchase agreement 0.57%, dated 12/21/2016 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,720,417 on 3/22/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2047 and the market value of those underlying securities was $511,799,678.	100,000,000
100,000,000	[3] Interest in $500,000,000 joint repurchase agreement 0.58%, dated 12/15/2016 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,733,056 on 3/16/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2047 and the market value of those underlying securities was $511,571,575.	100,000,000
100,000,000	[3] Interest in $500,000,000 joint repurchase agreement 0.58%, dated 12/15/2016 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,733,056 on 3/16/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2047 and the market value of those underlying securities was $512,367,612.	100,000,000
350,000,000	Interest in $1,250,000,000 joint repurchase agreement 0.53%, dated 2/28/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $1,250,128,819 on 3/7/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/20/2047 and the market value of those underlying securities was $1,275,194,159.	350,000,000
200,000,000	[3] Interest in $900,000,000 joint repurchase agreement 0.55%, dated 1/10/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $900,880,000 on 3/15/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $918,701,338.	200,000,000

Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$100,000,000	[3] Interest in $500,000,000 joint repurchase agreement 0.55%, dated 1/9/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $500,481,250 on 3/13/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $510,397,466.	$100,000,000
75,000,000	[3] Interest in $300,000,000 joint repurchase agreement 0.59%, dated 1/20/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $300,442,500 on 4/20/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2025 and the market value of those underlying securities was $306,200,616.	75,000,000
100,000,000	Interest in $400,000,000 joint repurchase agreement 0.54%, dated 2/28/2017 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $400,042,000 on 3/7/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/1/2047 and the market value of those underlying securities was $408,006,151.	100,000,000
1,000,000,000	Interest in $2,630,000,000 joint repurchase agreement 0.54%, dated 2/28/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,630,039,450 on 3/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 1/15/2055 and the market value of those underlying securities was $2,687,332,382.	1,000,000,000
175,000,000	[3] Interest in $475,000,000 joint repurchase agreement 0.55%, dated 2/6/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $475,203,194 on 3/6/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2047 and the market value of those underlying securities was $484,670,248.	175,000,000
100,000,000	[3] Interest in $420,000,000 joint repurchase agreement 0.56%, dated 2/16/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $420,189,467 on 3/17/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2047 and the market value of those underlying securities was $428,486,633.	100,000,000
	TOTAL REPURCHASE AGREEMENTS	9,232,000,000
	TOTAL INVESTMENTS—98.1% (AT AMORTIZED COST)[4]	21,010,486,309
	OTHER ASSETS AND LIABILITIES – NET—1.9%[5]	407,805,988
	TOTAL NET ASSETS—100%	$21,418,292,297

1	Discount yield(s) at time of purchase.

2	Floating rate notes with current rate(s) and next reset date(s) shown.

3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.

4	Also represents cost for federal tax purposes.

5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2017.

Annual Shareholder Report

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 28, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund’s assets.

See Notes, which are an integral part of the financial statements.

Annual Shareholder Report

Financial Highlights — Investment Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gain on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets:
Net expenses	0.47%	0.18%	0.09%	0.11%	0.19%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.33%	0.63%	0.72%	0.77%	0.62%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,986,777	$11,379,671	$11,385,586	$11,486,370	$11,459,019

1	Represents less than $0.0005 per share.

2	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes, which are an integral part of the financial statements.

Annual Shareholder Report

Financial Highlights — Retirement Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gain on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets:
Net expenses	0.47%	0.18%	0.09%	0.11%	0.19%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.44%	0.72%	0.80%	0.77%	0.67%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,431,516	$3,185,729	$3,088,759	$3,203,566	$3,100,526

1	Represents less than $0.0005 per share.

2	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes, which are an integral part of the financial statements.

Annual Shareholder Report

Statement of Assets and Liabilities

February 28, 2017

Assets:
Investment in repurchase agreements	$9,232,000,000
Investment in securities	11,778,486,309
Total investment in securities, at amortized cost and fair value		$21,010,486,309
Cash		135,302
Income receivable		11,245,145
Receivable for shares sold		573,693,180
TOTAL ASSETS		21,595,559,936
Liabilities:
Payable for investments purchased	$40,000,000
Payable for shares redeemed	126,767,642
Income distribution payable	37,485
Payable to adviser (Note 5)	2,603,347
Payable for administrative fees (Note 5)	650,837
Payable for Directors’/Trustees’ fees	59,623
Payable for 12b-1 distribution service fees (Note 5)	4,067,729
Payable for shareholder service and other service fees (Note 5)	2,313,121
Accrued expenses	767,855
TOTAL LIABILITIES		177,267,639
Net assets for 21,418,256,518 shares outstanding		$21,418,292,297
Net Assets Consist of:
Paid-in capital		$21,418,256,565
Accumulated net realized gain on investments		33,027
Undistributed net investment income		2,705
TOTAL NET ASSETS		$21,418,292,297
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$15,986,776,598 ÷ 15,986,749,586 shares outstanding, no par value, unlimited shares authorized		$1.00
Retirement Shares:
$5,431,515,699 ÷ 5,431,506,932 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes, which are an integral part of the financial statements.

Annual Shareholder Report

Statement of Operations

Year Ended February 28, 2017

Investment Income:
Interest			$84,788,741
Expenses:
Investment adviser fees (Note 5)		$68,469,593
Administrative fees (Note 5)		12,441,156
Custodian fees		470,349
Transfer agent fees (Note 5)		13,867,031
Directors’/Trustees’ fees		193,159
Professional fees		29,438
Portfolio accounting fees		209,650
12b-1 distribution service fees (Note 5)		4,646,412
Shareholder service and other service fees (Note 5)		42,545,380
Share registration fees		1,433,009
Printing and postage fees		1,257,228
Miscellaneous fees		84,803
Interest expense		29,284
TOTAL EXPENSES		145,676,492
Waivers and Reimbursements:
Contractual waiver of investment adviser fee (Note 5)	$(149,333)
Voluntary waiver of investment adviser fee (Note 5)	(9,678,280)
Voluntary waivers/reimbursements of other operating expenses (Note 5)	(52,711,348)
TOTAL WAIVERS AND REIMBURSEMENTS		(62,538,961)
Net expenses			83,137,531
Net investment income			1,651,210
Net realized gain on investments			92,195
Change in net assets resulting from operations			$1,743,405

See Notes, which are an integral part of the financial statements.

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended February 28 or 29	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,651,210	$1,309,847
Net realized gain on investments	92,195	36,457
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,743,405	1,346,304
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(1,289,391)	(1,023,421)
Retirement Shares	(364,816)	(277,954)
Distributions from net realized gain on investments
Investment Shares	(47,055)	(30,907)
Retirement Shares	(14,026)	(8,704)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,715,288)	(1,340,986)
Share Transactions:
Proceeds from sale of shares	116,018,923,163	66,443,750,678
Net asset value of shares issued to shareholders in payment of distributions declared	1,654,286	1,316,978
Cost of shares redeemed	(109,167,713,219)	(66,354,017,760)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	6,852,864,230	91,049,896
Change in net assets	6,852,892,347	91,055,214
Net Assets:
Beginning of period	14,565,399,950	14,474,344,736
End of period (including undistributed net investment income of $2,705 and $5,702, respectively)	$21,418,292,297	$14,565,399,950

See Notes, which are an integral part of the financial statements.

Annual Shareholder Report

Notes to Financial Statements

February 28, 2017

1. ORGANIZATION

The Edward Jones Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is stability of principal and current income consistent with stability of principal. The Fund operates as a “government money market fund” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. As a government money market fund, the Fund is required to invest at least 99.5% of its total assets in cash, U.S. government securities, repurchase agreements that are collateralized by cash or U.S. government securities and/or shares of other “government money market funds.”

The Fund offers two classes of shares: Investment Shares and Retirement Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The accounting policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

a) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation

Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. The amortized cost of an investment is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.

The Board of Trustees (“Trustees”) has ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers and representatives of the Fund and Passport Research, Ltd. (the “Adviser” or “Passport”) to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity.

In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Annual Shareholder Report

c) Investment Transactions, Income and Expense Allocation

Investment transactions are recorded on trade date. Securities gains and losses, if any, are calculated on the basis of identified cost. Interest income is recognized on an accrual basis while discounts and premiums on securities purchased are amortized or accreted, respectively, using the constant yield method over the life of the security. In calculating the Net Asset Value (“NAV”) of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based in proportion to its average daily net assets.

d) Distributions to Shareholders

Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in the class specific expenses.

e) Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies, and to distribute substantially all of its net investment income and capital gains to shareholders. As a result, no provision for Federal income tax is recorded in the financial statements.

The Adviser has reviewed the Fund’s tax positions for all open tax years (the prior three years of tax filings) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

f) Indemnifications

Under the Fund’s organizational documents, the officers and Trustees are entitled to certain indemnification rights against certain liabilities that may arise out of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred.

3) SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements

In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. The minimum amount of collateral held by the Fund is equal to the value of the repurchase price plus accrued interest. All collateral is held by the Fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Sub-adviser (as defined below) and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the

Annual Shareholder Report

securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Netting Agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are gross settlement amounts. As indicated above, the cash or value of securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement, reducing the net settlement amount to zero.

4. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended February 28 or 29	2017		2016
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	52,816,288,666	$52,816,288,666	39,315,813,583	$39,315,813,583
Shares issued to shareholders in payment of distributions declared	1,302,580	1,302,580	1,042,996	1,042,996
Shares redeemed	(48,210,506,597)	(48,210,506,597)	(39,322,776,268)	(39,322,776,268)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	4,607,084,649	$4,607,084,649	(5,919,689)	$(5,919,689)

Year Ended February 28 or 29	2017		2016
Retirement Shares:	Shares	Amount	Shares	Amount
Shares sold	63,202,634,497	$63,202,634,497	27,127,937,095	$27,127,937,095
Shares issued to shareholders in payment of distributions declared	351,706	351,706	273,982	273,982
Shares redeemed	(60,957,206,622)	(60,957,206,622)	(27,031,241,492)	(27,031,241,492)
NET CHANGE RESULTING FROM RETIREMENT SHARE TRANSACTIONS	2,245,779,581	$2,245,779,581	96,969,585	$96,969,585
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	6,852,864,230	$6,852,864,230	91,049,896	$91,049,896

5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Adviser’s Background

Prior to January 27, 2017, the Adviser was jointly owned by Federated Investment Management Company (“FIMCO” or “Sub-adviser”) and Edward D. Jones & Co., L.P. (“Edward Jones”). FIMCO was the general partner of the Adviser and had a 50.5% interest in the Adviser. FIMCO is an indirect wholly owned subsidiary of Federated Investors Inc. (“Federated”). Edward Jones was the limited partner of the Adviser and had a 49.5% interest in the Adviser. Edward Jones may have received revenue in excess of its partnership interest under allocation agreements periodically agreed upon by Federated and Edward Jones. In addition, Federated and Edward Jones could allocate the revenue each party receives in connection with Fund-paid affiliated services (administrative, transfer agent and other service fees) according to a mutually agreed upon formula, which was negotiated and varied over time. Including revenue resulting from the Fund’s payment of expenses for these affiliated services as well as partnership distributions and allocations from the Adviser to both parties, these arrangements resulted in Edward Jones receiving a substantial majority of the total amounts paid by the Fund to Edward Jones and Federated subsidiaries for the period March 1, 2016 through January 27, 2017.

Annual Shareholder Report

Effective January 27, 2017, the Adviser became a wholly owned subsidiary of Edward Jones. Also effective January 27, 2017, FIMCO became the Sub-adviser and Federated Administrative Services (“FAS” or the “Sub-Administrator”) became the Sub-administrator pursuant to the Sub-Advisory and Sub-Administration Agreement among the Fund, the Adviser, FAS and the Sub-adviser (the “Sub-Advisory Agreement”).

Investment Adviser Fee

Passport, an investment adviser registered with the Securities Exchange Commission (“SEC”), serves as the investment adviser and administrator to the Fund pursuant to an Investment Management and Administrative Agreement with the Fund dated January 27, 2017 (the “Advisory Agreement”). The Adviser was formed as a Pennsylvania limited partnership on May 21, 1981. Effective January 27, 2017, Edward Jones and its affiliates own directly or indirectly 100% of the Adviser.

As the Adviser, Passport has overall supervisory responsibility for the general management and investment of the Fund’s investment portfolio, is subject to review and approval by the Trustees and sets the Fund’s overall investment strategies. The Adviser is also responsible for the oversight and evaluation of the Fund’s sub-adviser. Effective January 27, 2017, for its investment and administrative services, the Adviser receives an annual fee of 0.20% of the Fund’s average daily net assets.

Prior to January 27, 2017, the advisory agreement between the Fund and the Adviser provided for an annual fee based on average daily net assets of the Fund as follows: 0.500% on the first $500 million in average daily net assets; 0.475% on the second $500 million in average daily net assets; 0.450% on the third $500 million in average daily net assets; 0.425% on the fourth $500 million in average daily net assets; and 0.400% of average daily net assets in excess of $2 billion. In order to provide shareholders with a positive yield, the Adviser voluntarily waived $9,678,280 from March 1, 2016 through January 27, 2017.

Expense Limitation Agreement

Prior to January 27, 2017, there was no Expense Limitation Agreement in place for the Fund.

Effective January 27, 2017, the Adviser has contractually agreed to waive fees and/or reimburse Fund operating expenses to the extent necessary to limit the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and extraordinary or non-routine expenses) to an annual rate of 0.72% of the average daily annual net assets of the Fund’s Investment Shares and Retirement Shares. Any payment made by the Adviser in connection with the Expense Limitation Agreement is subject to recoupment by the Adviser in the three-year period following the payment, if (i) requested by the Adviser, and (ii) the aggregate amount actually paid by a class of the Fund toward operating expenses (taking into account other recoupments) does not exceed the expense cap (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of recoupment.

This Expense Limitation Agreement will remain in effect until June 30, 2018, and may only be changed or eliminated with the approval of the Trustees during such period. The Expense Limitation Agreement shall be automatically renewed for successive one-year periods thereafter unless the Adviser provides the Trustees with written notice of its election to not renew the agreement at least 60 days prior to the end of the current one-year term.

For the year ended February 28, 2017 the amounts waived by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule as of February 28, 2017 are as follows:

	Fees waived for the Year Ended February 28, 2017	Total Potential Recoupment Amount February 28, 2017	Potential Recoupment Amounts Expiring February 29, 2020
Investment Share Class	$112,809	$112,809	$112,809
Retirement Share Class	$36,524	$36,524	$36,524

Annual Shareholder Report

Additionally, on behalf of the Adviser, Edward Jones voluntarily waived $1,090,652 of transfer agent fees during the year ended February 28, 2017. Edward Jones waived these fees to ensure that the net expense ratio of each class of shares did not exceed 0.72%. These waivers are not subject to future recoupment.

Sub-Advisory Fee

Pursuant to the terms of the Sub-Advisory Agreement, FIMCO manages the Fund’s assets, including buying and selling portfolio securities, and FAS, an affiliate of the Sub-adviser, provides sub-administrative services to the Fund. For its services as Sub-adviser/Sub-Administrator, the Fund pays the Sub-adviser/Sub-Administrator an annual fee, payable monthly, based on the average daily net assets of the Fund. The amounts paid to the Sub-adviser/Sub-Administrator are included in the Investment adviser fees in the Statement of Operations.

Administrative Fee

Prior to January 27, 2017, FAS, under the Administrative Services Agreement, provided the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS was based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:

Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

FAS had the option to voluntarily waive any portion of its fee. FAS had the right to modify or terminate this voluntary waiver at any time at its sole discretion. For the period March 1, 2016 through January 27, 2017, FAS waived $318,060 of its fee.

Effective January 27, 2017, FAS provides sub-administrative services pursuant to the terms of the Sub-Advisory Agreement.

12b-1 Distribution Service Fees

Prior to January 27, 2017, the Fund did not have a 12b-1 plan in place.

Effective January 27, 2017, the Trustees have adopted and the Fund’s shareholders have approved, a Rule 12b-1 Plan, pursuant to which distribution and/or service fees of 0.25% of the average daily net assets of the Investment Shares and Retirement Shares of the Fund are paid to Edward Jones for the sale and distribution of Fund shares, and for services provided to Investment Shares and Retirement Shares shareholders. For the period from January 28, 2017 through February 28, 2017, the 12b-1 fee was $3,509,983 for the Investment Shares and $1,136,429 for the Retirement Shares.

Shareholder Service Fees

Prior to January 27, 2017, the Fund did not have a shareholder service fee agreement in place.

Effective January 27, 2017, Investment Shares and Retirement Shares may pay shareholder service fees of up to 0.15% of their average daily net assets to Edward Jones for providing services to shareholders and maintaining shareholder accounts. For the period from January 28, 2017 through February 28, 2017, the shareholder services fee was $2,105,990 for the Investment Shares and $681,857 for the Retirement Shares.

Transfer Agent

Edward Jones serves as transfer agent for the Fund. The transfer agent fee paid to Edward Jones is based on the size, type and number of accounts. For the year ended February 28, 2017, the

Annual Shareholder Report

transfer agent fee was $7,443,958 for the Investment Shares and $6,423,073 for the Retirement Shares. During the year ended February 28, 2017, Federated Shareholder Services Company reimbursed $8,582,767 of these transfer agent fees and Edward Jones voluntarily waived an additional $3,495,473 of these transfer agent fees.

Other Service Fees

Prior to January 27, 2017, the Fund paid other service fees up to 0.25% of the average daily net assets of the Fund’s Investment Shares and Retirement Shares to Edward Jones.

For the period March 1, 2016 through January 27, 2017, other service fees for the Fund were as follows:

	Other Service Fees Incurred	Other Service Fees Waived
Investment Shares	$30,820,245	$(29,495,357)
Retirement Shares	8,937,288	(8,937,288)
Total	$39,757,533	$(38,432,645)

Effective January 27, 2017, the Fund is no longer charged other service fees.

Other Voluntary Reimbursements

During the year ended February 28, 2017, the following affiliated entities voluntarily reimbursed the Fund for the following fees: Edward Jones—$791,052 for printing and postage fees and Federated—$699 for custody fees.

6. LINE OF CREDIT

Prior to October 1, 2016, the Fund participated with certain other Federated Funds, on a several basis in a $500,000,000 unsecured, 364-day, committed, revolving line of credit (“LOC”) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the 1940 Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, or (ii) the one month London Interbank Offer Rate (LIBOR), or (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized. During the period ended January 27, 2017, the Fund did not utilize the LOC.

As of October 1, 2016, the Fund was no longer a party to the LOC, and as such, there were no loans outstanding as of February 28, 2017.

7. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended February 28, 2017 and February 29, 2016 were as follows:

	2017	2016
Ordinary income[1]	$1,715,288	$1,340,986

[1]	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

Annual Shareholder Report

As of February 28, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$72,856
Undistributed capital gains	$361

8. MONEY MARKET FUND REGULATION

The SEC adopted changes to the rules that govern money market funds. The Fund has elected to operate as a “government money market fund” which allows the Fund to continue to seek to maintain a stable NAV. Government money market funds are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the Trustees may elect to subject the fund to liquidity fee and/or redemption gate requirements in the future, the Trustees have not elected to do so at this time.

9. RISKS

Investment Risk

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Government Securities Risk

Although government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Repurchase Agreements Risk

When the Fund enters into a repurchase agreement, the Fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the Fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.

10. REGULATORY MATTER

In October 2016, the SEC adopted significant reforms to investment company reporting forms and rules. The reforms include amendments to Regulation S-X that will require investment companies to add certain standardized enhanced disclosures, particularly derivative disclosures, to their financial statements. Compliance with the new and amended rules is required for financial statements filed with the SEC on or after August 1, 2017; adoption will have no material effect on the Fund’s net assets or results of operations.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE EDWARD JONES MONEY MARKET FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Edward Jones Money Market Fund (the “Fund”) as of February 28, 2017, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of February 28, 2017 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets and the financial highlights of the Fund for the years ended February 29, 2016 and prior were audited by other auditors whose report dated April 25, 2016 expressed an unqualified opinion on that statement and the financial highlights.

/s/ PricewaterhouseCoopers LLP

Chicago, IL

April 28, 2017

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees, shareholder service fees, and other Fund expenses. This example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2016 to February 28, 2017.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 9/1/2016	Ending Account Value 2/28/2017	Expenses Paid During Period[1]
Actual:
Investment Shares	$1,000	$1,000.10	$2.53
Retirement Shares	$1,000	$1,000.10	$2.53
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,022.27	$2.56
Retirement Shares	$1,000	$1,022.27	$2.56

[1]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios were as follows:

Investment Shares	0.51%
Retirement Shares	0.51%

Annual Shareholder Report

Other Information (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-441-2357, or on the Fund’s website at www.edwardjones.com/moneymarket, or on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended February 28 is available without charge, upon request, on the Fund’s website or at www.sec.gov.

Change in Auditor

Ernst & Young LLP (“EY”) resigned as the Fund’s auditor due to the change in ownership of the Adviser and was replaced by PricewaterhouseCoopers LLP (“PwC”). This change was recommended by the Board of Trustees’ Audit Committee and approved by the full Board of Trustees on January 31, 2017. For the fiscal years ended February 29, 2016 and February 28, 2015, EY’s audit reports concerning the Fund contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, in connection with its audits for the fiscal years ended February 29, 2016 and February 28, 2015, and the subsequent interim period ended January 31, 2017, there were no disagreements between the Fund and EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of EY, would have caused it to make reference to the disagreements in its report on the financial statements for such periods. In addition, there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the Fund’s fiscal years ended February 29, 2016 and February 28, 2015, and through January 31, 2017, neither the Fund nor anyone on its behalf consulted PwC concerning (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements or (ii) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Annual Shareholder Report

Shareholder Proxy

At a special meeting of shareholders held on December 9, 2016, shareholders approved the election of Trustees. At the meeting, the following persons were elected by the shareholders to serve as Trustees of the Fund: David Levenson, David Sylvester, Maureen Leary-Jago and Timothy Jacoby. The results of the voting were as follows:

Vote on Trustees		Shares Voted	% Shares Voted	% of Total Outstanding Shares
David Levenson	For	8,301,124,646.870	96.137%	41.999%
	Withheld	333,569,482.050	3.863	1.687
David Sylvester	For	8,302,533,748.320	96.154	42.006
	Withheld	332,160,380.600	3.846	1.680
Maureen Leary-Jago	For	8,303,462,444.880	96.164	42.011
	Withheld	331,231,684.040	3.836	1.675
Timothy Jacoby	For	8,305,991,408.650	96.197	42.023
	Withheld	328,702,720.270	3.806	1.663

At a special meeting of shareholders held on January 24, 2017, shareholders considered four matters: approval of the Advisory Agreement, approval of the Sub-Advisory Agreement, approval of the Rule 12b-1 plan and the operation of the Fund in a manner described in a manager-of-managers order previously granted by the SEC that would permit the Fund to enter into and materially amend certain sub-advisory agreements without shareholder approval. The results of the voting were as follows:

1) Approval of the investment management and administration agreement between the Fund and the Adviser:

	Shares Voted	% Shares Voted	% of Total Outstanding Shares
For	9,164,026,403.080	89.844%	46.365%
Against	611,471,605.730	5.995	3.094
Abstain	424,486,602.040	4.161	2.147
Total	10,199,984,610.850	100.000	51.606

2) Approval of the Sub-Advisory Agreement among the Adviser, the Sub-adviser, FAS and the Fund:

	Shares Voted	% Shares Voted	% of Total Outstanding Shares
For	9,291,455,618.020	91.093%	47.009%
Against	448,249,251.940	4.395	2.268
Abstain	460,279,740.890	4.512	2.329
Total	10,199,984,610.850	100.000	51.606

Annual Shareholder Report

3) Approval of Rule 12b-1 plan for the Fund:

Investment Shares
	Shares Voted	% Shares Voted	% of Total Outstanding Shares
For	6,965,543,270.020	88.027%	45.669%
Against	569,949,740.790	7.203	3.737
Abstain	377,523,220.100	4.770	2.475
Total	7,913,016,230.910	100.000	51.881

Retirement Shares
	Shares Voted	% Shares Voted	% of Total Outstanding Shares
For	2,043,624,604.480	89.360%	45.285%
Against	127,978,469.730	5.596	2.836
Abstain	115,365,304.730	5.044	2.556
Total	2,286,968,378.940	100.000	50.677

4) Approval of the operation of the Fund in the manner described in a manager-of-managers exemptive order previously granted by the SEC that permits the Fund to enter into and materially amend sub-advisory agreements with unaffiliated sub-advisers without shareholder approval:

	Shares Voted	% of Shares Voted	% of Total Outstanding Shares
For	9,102,897,130.940	89.245%	46.056%
Against	628,043,973.720	6.157	3.177
Abstain	469,043,506.190	4.598	2.373
Total	10,199,984,610.850	100.000	51.606

Annual Shareholder Report

Factors Considered by the Trustees and Their Recommendation

The 1940 Act, provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the Independent Trustees, must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval. At a meeting of the Board held on August 9–12, 2016, the Board, including all of the Independent Trustees, unanimously approved the Advisory Agreement and Sub-Advisory Agreement. As part of its deliberations, in determining to approve the Advisory Agreement and Sub-Advisory Agreement, the Board considered various information provided by FIMCO and Edward Jones regarding the terms of the Advisory Agreement and Sub-Advisory Agreement and the services to be provided thereunder.

In voting to approve the Advisory Agreement and recommend approval of the Advisory Agreement by shareholders of the Fund, the Board relied upon the recommendation of FIMCO and the diligence that FIMCO had performed. The Board met with representatives from each of FIMCO and Edward Jones to discuss the terms of the Advisory Agreement, the impact of the reorganization of Passport into a wholly owned subsidiary of Edward Jones (the “Passport Reorganization”) on the management of the Fund and the plans of Edward Jones, Passport and FIMCO for managing the Fund, and the implementation of the Advisory Agreement and the Sub-Advisory Agreement. In this regard, the Board considered information from FIMCO and Edward Jones regarding the services that would be provided by Passport and FIMCO under such agreements, including Passport’s oversight and compliance functions, as well as the experience of Edward Jones and its affiliates in managing registered mutual funds.

In addition to the information received and considered with respect to the Advisory Agreement, the Board considered other relevant information received at prior meetings of the Board and its committees relating to the management of the Fund, including information provided to the Board in connection with the annual contract review process (the “annual contract renewal process”). Such information was reviewed most recently at the Board’s May 2016 meeting where the Board approved the continuation of the then-current Advisory Agreement between Passport and the Funds.

The information that the Board considered at its meetings in August and/or in connection with the annual contract renewal process included, among other things, the following:

1.	The Passport Reorganization would constitute a change of control of Passport and would automatically terminate the then-current Advisory Agreement between the Fund and Passport and, accordingly, the approval of the Advisory Agreement and the Sub-Advisory Agreement would facilitate a smooth continuation of the investment management and related services provided to the Fund;

Annual Shareholder Report

2.	Comparative fee information relating to the advisory fee to be paid under the Advisory Agreement, including the proposed reduction in the Fund’s investment advisory fee to 0.20% of the Fund’s average daily net assets (as described below), including information regarding the investment advisory fees charged to other money market funds managed by FIMCO and other managers;

3.	Information regarding the overall expenses of the Fund, which would include a Rule 12b-1 fee, with the Board noting that the overall expenses of the Fund are expected to be lower following the Passport Reorganization due to the expected implementation of an Expense Limitation Agreement between Passport and the Fund;

4.	Information regarding the performance of the Fund over recent periods as compared to similar funds, including information regarding the relatively tight dispersion in money market fund performance due to the low interest rate environment;

5.	Information regarding the nature, extent and quality of services to be provided by Passport and FIMCO, collectively, with the Board noting, among other things, that the investment personnel providing day-to-day portfolio management services are expected to remain the same, particularly in light of the implementation of the Sub-Advisory Agreement;

6.	Information regarding the investment management capabilities, including in connection with cash asset management, and the oversight services that would be provided by Passport under the Advisory Agreement, including information regarding operational and compliance resources and capabilities;

7.	Information regarding other investment management experiences and capabilities of Edward Jones and its affiliates in managing registered mutual funds;

8.	Information regarding the senior leadership at Passport and Edward Jones, as well as information regarding the independence and qualifications of the Board of Trustees that would oversee the Fund upon the closing of the Passport Reorganization; and

9.	Information regarding the performance of, and fees charged to, other mutual funds and Passport’s profitability with respect to the Fund for the prior year under the then-current Advisory Agreement and information regarding economies of scale.

At its meeting in August 2016, the Board also reviewed the Advisory Agreement with senior management, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to other FIMCO funds. The Board noted that, in light of the change in control, certain of the foregoing information was more relevant in the context of its annual contract renewal process, including information regarding profitability and economies of scale, particularly in light of the fee reduction and the proposed Sub-Advisory Agreement with FIMCO.

The Board also considered, to any extent the provisions may be deemed applicable, the provisions of Section 15(f) of the 1940 Act, which provides, in effect, that the investment adviser of a registered investment company, or an affiliated person of

Annual Shareholder Report

such adviser, may receive any amount or benefit in connection with the sale of securities of, or a sale of any other interest in, such adviser provided that two conditions are satisfied. First, an “unfair burden” must not be imposed on the investment company as a result of the sale or any express or implied terms, conditions or understandings applicable thereto. The term “unfair burden,” as defined in the 1940 Act, includes any arrangement during the two-year period after the transaction whereby the predecessor or successor investment adviser, or any “interested person” (as defined in the 1940 Act) of such adviser, receives or is entitled to receive any compensation, directly or indirectly, from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than ordinary fees for bona fide principal underwriting services), or from the investment company or its securities holders (other than fees for bona fide investment advisory and other services). The Board was advised that neither FIMCO nor Edward Jones was aware of any circumstances relating to the Passport Reorganization that might result in the imposition of an “unfair burden” on the Fund. The second condition of Section 15(f) is that, during the three-year period immediately following the transaction, at least 75% of the investment company’s board of trustees must not be “interested persons” of the predecessor or successor investment adviser. The Board intends to continue to satisfy this condition.

In voting to approve the Sub-Advisory Agreement and recommend approval of the Sub-Advisory Agreement by shareholders of the Fund, the Board requested and received information from and met with representatives from FIMCO to discuss the terms of the Sub-Advisory Agreement, as well as the overall impact of the Passport Reorganization on the management of the Fund. The Board considered the Sub-Advisory Agreement in the context of the overall changes that would be implemented in connection with the Passport Reorganization, including the implementation of the Advisory Agreement with Passport. The Board considered the plans of Edward Jones and its affiliates, Passport and FIMCO for managing the assets of the Fund upon the closing of the Passport Reorganization and the implementation of the Advisory Agreement and the Sub-advisory Agreement.

In addition to the information received and considered with respect to the Sub-advisory Agreement, the Board considered other relevant information received at prior meetings of the Board and its committees relating to the management of the Fund, including information provided to the Board in connection with the annual contract renewal process. Such information was reviewed most recently at the Board’s May 2016 meeting where the Board approved the continuation of the then-current Advisory Agreement between Passport and the Fund.

The information that the Board considered at its meetings in August and/or in connection with the annual contract renewal process included, among other things, the following:

1.	Under the Sub-Advisory Agreement, FIMCO’s sub-advisory fees will be paid directly to FIMCO by the Fund, but the Fund will receive a dollar-for-dollar credit against amounts owed to Passport under the Advisory Agreement;

Annual Shareholder Report

2.	Information regarding the overall advisory fees and total expenses to be paid by the Fund, including with regard to fee reduction arrangements;

3.	Information regarding the nature, extent and quality of services, with the Board noting that the FIMCO portfolio management team responsible for the day-to-day management of the Fund’s portfolio is expected to be the same as the portfolio management team that would provide sub-advisory services with respect to the Fund following the Passport Reorganization;

4.	Information regarding the performance of the Fund over recent periods as compared to similar funds; and

5.	Information regarding other administrative services to be provided under the Sub-Advisory Agreement.

The Board based its decisions to approve the Advisory Agreement and Sub-Advisory Agreement on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Board’s deliberations, nor did the Board consider any one of them to be determinative. On the basis of the foregoing, and other relevant factors and information considered by the Board, the Board, including all of the Independent Trustees, unanimously approved the Advisory Agreement and Sub-Advisory Agreement.

Annual Shareholder Report

Board of Trustees and Trust Officers

INDEPENDENT TRUSTEES OF THE FUND
Name	Role	Term	Principal Occupation	Other Directorships Held:
Timothy Jacoby (Born: 1952)	Trustee	Indefinite Term; Began serving: January 2017	Retired; Partner at Deloitte & Touche Investment Management (2000 - 2014)	Independent Director, Exchange Traded Concepts Trust, Exchange Listed Funds Trust
Maureen Leary-Jago (Born: 1957)	Trustee	Indefinite Term; Began serving: January 2017	Retired; Senior Global Advisor at MFS (2004 - 2016)	None
David Sylvester (Born: 1950)	Trustee	Indefinite Term; Began serving: January 2017	Retired; Portfolio Manager at Wells Fargo & Co. (1979 - 2015)	None

INTERESTED TRUSTEE OF THE FUND
Name	Role	Term	Principal Occupation	Other Directorships Held:
David Levenson (Born: 1966)	Chairman and Trustee	Indefinite Term, Began serving: January 2017	Principal, Edward Jones and General Partner, The Jones Financial Companies, LLLP (2012 - Present)	None

OFFICERS OF THE FUND
Name	Role	Term	Principal Occupation
Ryan T. Robson (Born: 1978)	President	Officer since: 2017	Principal, Client Strategies Group, Edward Jones (since 2013); Director, PricewaterhouseCoopers LLP (2010 - 2013)
Aaron J. Masek (Born: 1974)	Treasurer	Officer since: 2017	Director, Finance, Edward Jones (since 2015); Vice President and Treasurer, AQR Funds (2010 - 2015)
Julius A. Drelick (Born: 1966)	Vice President	Officer since: 2017	Director of Fund Administration and Strategic Products at Edward Jones (since 2016); Senior Vice President and Chief Compliance Officer at Voya Investment Management, LLC (2004-2016)
Alan J. Herzog (Born: 1973)	Chief Compliance Officer	Officer since: 2017	Principal, Funds Compliance, Edward Jones (since 2013); Senior Counsel, Wells Fargo Advisors, LLC (2008 - 2013)
Helge K. Lee (Born: 1946)	Secretary	Officer since: 2017	Associate General Counsel and Leader of the Fee-Based Platforms Team in the Legal Division at Edward Jones (since 2014); Special Counsel, Godfrey & Kahn (2005 - 2014)
Rebecca A. Paulzine (Born: 1979)	Assistant Secretary	Officer since: 2017	Associate General Counsel, Edward Jones (since 2014); Senior Counsel at Thrivent Financial for Lutherans (2010-2014)

The business address of the Trustees and Officers is the address of the Trust: 12555 Manchester Road, St. Louis, MO 63131.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-800-441-2357.

Annual Shareholder Report

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus. Investors should carefully consider the investment objectives, risks, and charges and expenses of the Fund prior to investing. The prospectus contains this and other important information and should be read carefully before investing.

Edward Jones

12555 Manchester Road

Saint Louis, Missouri 63131

1-800-441-2357

www.edwardjones.com

Investment Company Act File No. 811-2993

CUSIP 48019P102

CUSIP 48019P201

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “SOX Code of Ethics”) that applies to the registrant’s President and Treasurer.

(c) The SOX Code of Ethics was adopted by the Board of Trustees of the Bridge Builder Trust (the “Board”) as of January 31, 2017. A copy of the SOX Code of Ethics is included as exhibit (a)(1) to this report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s SOX Code of Ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the SOX Code of Ethics. To request a copy of the code of ethics, contact the registrant at 1-800-441-2357.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that Timothy Jacoby, a member of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $65,000

Fiscal year ended 2016 - $21,250

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 - $43

Fiscal year ended 2017 - n/a

Fiscal year ended 2016 - Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $6,000

Fiscal year ended 2016 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

The Audit Committee has delegated pre-approval authority to its Chair for engagements of less than $15,000. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chair is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2017 - 0%

Fiscal year ended 2016 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2017 - 0%

Fiscal year ended 2016 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2017 - 0%

Fiscal year ended 2016 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 - $49,779

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics—filed herewith.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Edward Jones Money Market Fund

By	/s/ Aaron J. Masek
Aaron J. Masek, Treasurer

Date May 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Ryan T. Robson
Ryan T. Robson, President

Date May 1, 2017

By	/s/ Aaron J. Masek
Aaron J. Masek, Treasurer

Date May 1, 2017